Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of changes in carrying amount of goodwill

	Express	Freight	Total
	Delivery	Forwarding	Amount
	RMB	RMB	RMB
Balance at December 31, 2023 and 2024	4,157,111	84,430	4,241,541